CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - 10K - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Total stockholders' equity (in shares) at Dec. 31, 2012		51,642,520
Total stockholders' equity at Dec. 31, 2012	$ 28,243,002	$ 5,164	$ 167,588,375	$ (139,350,537)	$ 0
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(17,177,333)			(17,177,333)
Issuance of common stock upon exercise of stock options and warrants (in shares)		1,508,148
Issuance of common stock upon exercise of stock options and warrants	2,868,387	$ (150)	2,868,237
Stock-based compensation	2,172,597		2,172,597
Payment of common stock tendered for employee stock-based compensation tax obligations (in shares)		41,824
Payment of common stock tendered for employee stock-based compensation tax obligations	(178,952)	$ 4	178,948
Warrants issued in exchange for services recorded as other assets	272,729		272,729
Fair value of exercised common stock warrants	751,370		751,370
Change in excess tax benefit stock-based compensation,	(23,668)		(23,668)
Total stockholders' equity (in shares) at Dec. 31, 2013		53,108,844
Total stockholders' equity at Dec. 31, 2013	16,975,468	$ 5,310	173,498,028	(156,527,870)	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(265,463,138)			(265,463,138)
Issuance of common stock upon exercise of stock options and warrants (in shares)		521,327
Issuance of common stock upon exercise of stock options and warrants	(102,035)	$ (54)	(101,981)
Stock-based compensation	2,299,098		2,299,098
Payment of common stock tendered for employee stock-based compensation tax obligations (in shares)		(125,875)
Payment of common stock tendered for employee stock-based compensation tax obligations	(415,940)	$ (13)	(415,927)
Change in excess tax benefit stock-based compensation,	$ 0
Total stockholders' equity (in shares) at Dec. 31, 2014	53,504,296	53,504,296
Total stockholders' equity at Dec. 31, 2014	$ (246,502,477)	$ 5,351	175,483,180	(421,991,008)	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ (39,451,324)			(39,451,324)
Issuance of common stock upon exercise of stock options and warrants (in shares)	10,000	610,000
Issuance of common stock upon exercise of stock options and warrants	$ (12,200)	$ (60)	(12,140)
Stock-based compensation	1,528,582		1,528,582
Payment of common stock tendered for employee stock-based compensation tax obligations	0
Change in excess tax benefit stock-based compensation,	$ 15,531		15,531
Total stockholders' equity (in shares) at Dec. 31, 2015	54,114,296	54,114,296
Total stockholders' equity at Dec. 31, 2015	$ (284,428,550)	$ 5,411	$ 177,008,371	$ (461,442,332)	$ 0
Increase (Decrease) in Stockholders' Equity
Net income (loss)	$ (20,014,418)
Total stockholders' equity (in shares) at Jun. 30, 2016	54,284,296
Total stockholders' equity at Jun. 30, 2016	$ (304,074,532)